Fair Value Measurement: (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreclosed assets that were re-measured and reported at fair value
Beginning balance	$ 2,267	$ 9,812	$ 1,883
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,634	4,591	15,848
Proceeds from sale of foreclosed assets	(2,738)	(9,590)	(3,897)
Charge-offs recognized in the allowance for loan loss	(349)	(843)	(4,343)
Gains (losses) on REO included in non-interest expense	(266)	(1,703)	321
Fair value	$ 1,548	$ 2,267	$ 9,812